Allowance for Probable Loan Losses (Aging By Loan Class) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing receivable recorded investment
Past due	$ 61,400,000	$ 68,273,000
Past due 90 days or Greater and Still Accruing	5,226,000	11,616,000	$ 9,988,000
Loans, current	5,903,288,000	5,882,641,000
Total loans	5,964,688,000	5,950,914,000
30 to 59 Days
Financing receivable recorded investment
Past due	17,299,000	15,584,000
60 to 89 Days
Financing receivable recorded investment
Past due	6,327,000	5,219,000
90 Days or Greater
Financing receivable recorded investment
Past due	37,774,000	47,470,000
Commercial
Financing receivable recorded investment
Past due	26,033,000	32,916,000
Past due 90 days or Greater and Still Accruing	392,000	2,566,000
Loans, current	883,634,000	933,936,000
Total loans	909,667,000	966,852,000
Commercial | 30 to 59 Days
Financing receivable recorded investment
Past due	4,081,000	3,361,000
Commercial | 60 to 89 Days
Financing receivable recorded investment
Past due	829,000	940,000
Commercial | 90 Days or Greater
Financing receivable recorded investment
Past due	21,123,000	28,615,000
Commercial Real Estate: Other Construction and Land Development
Financing receivable recorded investment
Past due	6,354,000	3,988,000
Past due 90 days or Greater and Still Accruing	9,000
Loans, current	1,710,521,000	1,645,839,000
Total loans	1,716,875,000	1,649,827,000
Commercial Real Estate: Other Construction and Land Development | 30 to 59 Days
Financing receivable recorded investment
Past due	1,502,000	193,000
Commercial Real Estate: Other Construction and Land Development | 60 to 89 Days
Financing receivable recorded investment
Past due	396,000	293,000
Commercial Real Estate: Other Construction and Land Development | 90 Days or Greater
Financing receivable recorded investment
Past due	4,456,000	3,502,000
Commercial Real Estate: Farmland & Commercial
Financing receivable recorded investment
Past due	12,658,000	12,304,000
Past due 90 days or Greater and Still Accruing	289,000	3,373,000
Loans, current	1,930,412,000	1,983,144,000
Total loans	1,943,070,000	1,995,448,000
Commercial Real Estate: Farmland & Commercial | 30 to 59 Days
Financing receivable recorded investment
Past due	3,454,000	2,684,000
Commercial Real Estate: Farmland & Commercial | 60 to 89 Days
Financing receivable recorded investment
Past due	3,054,000	1,328,000
Commercial Real Estate: Farmland & Commercial | 90 Days or Greater
Financing receivable recorded investment
Past due	6,150,000	8,292,000
Commercial Real Estate: Multifamily
Financing receivable recorded investment
Past due	596,000	1,317,000
Past due 90 days or Greater and Still Accruing		49,000
Loans, current	139,870,000	138,131,000
Total loans	140,466,000	139,448,000
Commercial Real Estate: Multifamily | 30 to 59 Days
Financing receivable recorded investment
Past due	44,000	49,000
Commercial Real Estate: Multifamily | 60 to 89 Days
Financing receivable recorded investment
Past due		442,000
Commercial Real Estate: Multifamily | 90 Days or Greater
Financing receivable recorded investment
Past due	552,000	826,000
Residential First Lien
Financing receivable recorded investment
Past due	11,108,000	11,139,000
Past due 90 days or Greater and Still Accruing	3,756,000	4,093,000
Loans, current	410,796,000	399,105,000
Total loans	421,904,000	410,244,000
Residential First Lien | 30 to 59 Days
Financing receivable recorded investment
Past due	5,615,000	5,299,000
Residential First Lien | 60 to 89 Days
Financing receivable recorded investment
Past due	1,350,000	1,545,000
Residential First Lien | 90 Days or Greater
Financing receivable recorded investment
Past due	4,143,000	4,295,000
Residential Junior Lien
Financing receivable recorded investment
Past due	1,480,000	1,772,000
Past due 90 days or Greater and Still Accruing	382,000	640,000
Loans, current	608,838,000	550,566,000
Total loans	610,318,000	552,338,000
Residential Junior Lien | 30 to 59 Days
Financing receivable recorded investment
Past due	762,000	713,000
Residential Junior Lien | 60 to 89 Days
Financing receivable recorded investment
Past due	178,000	413,000
Residential Junior Lien | 90 Days or Greater
Financing receivable recorded investment
Past due	540,000	646,000
Consumer
Financing receivable recorded investment
Past due	1,418,000	1,308,000
Past due 90 days or Greater and Still Accruing	387,000	453,000
Loans, current	53,750,000	56,436,000
Total loans	55,168,000	57,744,000
Consumer | 30 to 59 Days
Financing receivable recorded investment
Past due	910,000	646,000
Consumer | 60 to 89 Days
Financing receivable recorded investment
Past due	95,000	175,000
Consumer | 90 Days or Greater
Financing receivable recorded investment
Past due	413,000	487,000
Foreign
Financing receivable recorded investment
Past due	1,753,000	3,529,000
Past due 90 days or Greater and Still Accruing	11,000	442,000
Loans, current	165,467,000	175,484,000
Total loans	167,220,000	179,013,000
Foreign | 30 to 59 Days
Financing receivable recorded investment
Past due	931,000	2,639,000
Foreign | 60 to 89 Days
Financing receivable recorded investment
Past due	425,000	83,000
Foreign | 90 Days or Greater
Financing receivable recorded investment
Past due	$ 397,000	$ 807,000